Schedule of Outstanding Warrants to Purchase Common Stock (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants
Warrants Outstanding, Beginning Balance	50,417	260,727	266,735
Weighted Average Exercise Price, Beginning Balance	$ 37.50	$ 36.00	$ 37.50
Weighted Average Life of Outstanding Warrants in Months, Beginning Balance	6 months		9 months	21 months
Aggregate Intrinsic Value, Beginning Balance	$ 0	$ 0	$ 0
Warrants, Issued	227,719
Weighted Average Exercise Price, Issued	$ 9.00
Aggregate Intrinsic Value, Issued
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Warrants, Expired	(50,417)	(210,310)	(6,008)
Weighted Average Exercise Price, Expired	$ 37.50	$ (34.50)	$ (99.00)
Aggregate Intrinsic Value, Expired	$ 0	$ 0	$ 0
Warrants Outstanding, Ending Balance	227,719	50,417	260,727	266,735
Weighted Average Exercise Price, Ending Balance	$ 9.00	$ 37.50	$ 36.00	$ 37.50
Weighted Average Life of Outstanding Warrants in Months, Ending Balance		6 months
Aggregate Intrinsic Value, Ending Balance	$ 0	$ 0	$ 0	$ 0
Weighted Average Life of Outstanding Warrants in Months, Issued	36 months
Weighted Average Life of Outstanding Warrants in Months, Ending Balance	36 months